Other non-current Assets (Tables)	12 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-current Assets

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Deposits (a)	3,924	3,165
Long-term loan receivables (b)	937	3,421

	4,861	6,586

(a) Deposits mainly consisted of rental deposits and deposit for online stores operated on third party platforms, which will be collected after one year.
(b) From May 2021 to May 2022, the Company entered into interest free loan agreements with three third parties for total principal amounts of RMB3.4 million. The repayment terms of the loan agreements were ranged from 24 months to 36 months with due dates from May 2024 to June 2025. As of March 31, 2022 and 2023, the balances of long-term loan receivables were RMB0.9 million and RMB3.4 million, respectively.